Tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Operating Profit Before Tax	R$ 16,728,994	R$ 19,190,228	R$ 11,921,651
Tax rate income tax and social contribution tax	(7,528,047)	(8,635,601)	(5,364,743)
PIS and COFINS (net of income and social contribution taxes)	(4,605,498)	(3,258,281)	(3,789,866)
Equity method	206,241	140,870	108,380
Non Deductible Expenses Net from NonTaxable Income	1,911,762	1,345,411	1,016,111
Recognition (Reversal) of Income/Social Contribution Taxes on Temporary Differences	193,371	(224,038)	127,166
Interest on Equity	3,376,308	2,589,128	2,660,040
Effect of CSLL (Social Contribution on Net Profit) Rate Difference (4)	970,695	1,441,329	684,133
Other adjustments	1,711,297	824,718	2,135,940
Income taxes	(3,763,871)	(5,776,465)	(2,422,839)
Current taxes	(8,068,996)	(6,193,804)	(7,962,995)
Deferred taxes	4,305,125	417,339	5,540,156
Taxes paid during the fiscal year	R$ (6,509,969)	R$ (5,423,514)	R$ (5,892,511)